Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PIK Note Derivative Liability [Member]
OTHER INCOME (EXPENSE):
Gain on revaluation of warrant derivative	$ (742,509)			$ 1,313,110						$ 1,291,406	$ 1,220,369	$ 5,328,515	$ 1,470,798	$ (195,000)
REVENUES	1,112,467			65,848						2,114,095	228,595	507,474	234,221	54,825
Production costs	220,970			3,934						476,670	6,170	9,204	49,464	17,244
Exploration costs	584,150			1,291,197						1,111,878	2,618,478	4,245,478	4,626,139	4,551,666
General and administrative	1,066,927			1,247,466						2,250,136	2,429,775	4,857,015	5,195,830	8,569,413
Depreciation expense	338,333			326,684						674,420	652,905	1,312,585	1,164,366	317,570
Total Operating Expenses	2,210,380			2,869,281						4,513,104	5,707,328	10,424,282	11,035,799	13,458,375
Operating Loss	(1,097,913)	$ (2,022,257)	$ (2,415,818)	(2,803,433)	$ (2,675,300)	$ (3,147,929)	$ (2,389,291)	$ (2,712,065)	$ (2,552,293)	(2,399,009)	(5,478,733)	(9,916,808)	(10,801,578)	(13,403,550)
Interest expense, net, including amortization of deferred financing cost and debt discount	(1,356,841)			(1,092,595)						(2,729,261)	(2,121,222)	(4,567,952)	(1,667,285)	(497,187)
Gain on revaluation of warrant derivative													830,000	995,000
Other expense	11,904			(145,958)						104,980	(543,755)	(648,892)	(258,252)	(6,789)
Total Other Income (Expense)	(2,087,446)			74,557						(1,332,875)	(1,444,608)	111,671	485,261	340,024
Net loss	$ (3,185,359)	$ (4,674,752)	$ 1,792,956	$ (2,728,876)	$ (4,194,465)	$ (4,346,638)	$ (2,576,750)	$ (3,035,704)	$ (357,225)	$ (3,731,884)	$ (6,923,341)	$ (9,805,137)	$ (10,316,317)	$ (13,063,526)
Net Loss Per Share (Basic and Diluted) (in dollars per share)	$ (0.03)	$ (0.02)	$ 0.02	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.03)	$ (0.03)	$ 0	$ (0.04)	$ (0.07)	$ (0.10)	$ (0.11)	$ (0.14)
Weighted Average Shares Outstanding (Basic and Diluted) (in shares)	97,889,350			95,653,519						97,556,480	95,381,825	96,033,553	94,895,194	94,303,264